Operating Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases

8. OPERATING LEASE

The Company leases its offices under non-cancelable operating lease agreements. These leases expire through 2026 and are renewable upon negotiation.

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	US$	US$
Operating lease right-of-use assets	2,382,026	1,370,914

Operating lease liabilities, current	1,153,691	1,012,481
Operating lease liabilities, non-current	949,970	13,495
Total operating lease liabilities	2,103,661	1,025,976

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022, 2023 and 2024 was US$1,075,939, US$1,341,466 and US$1,210,301, respectively.

The operating lease cost and short-term lease cost for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating lease cost	908,008	1,400,798	1,138,187
Short-term lease cost	1,032,818	703,521	457,956
Total lease cost	1,940,826	2,104,319	1,596,143

The weighted average remaining lease term as of December 31, 2023 and 2024 was 2.23 years and 1.32 years, respectively. The weighted average discount rate of the operating leases was 4.3% as of December 31, 2023 and 2024.

Maturities of operating lease liabilities as of December 31, 2024 were as follows:

December 31, 2024
US$
2025	1,033,728
2026	14,023
2027 and thereafter	—
Total undiscounted lease payments	1,047,751
Less: imputed interest	(21,775)
Total operating lease liabilities	1,025,976

As of December 31, 2023 and 2024, the Group had US$232,052 and US$219,009 of short-term lease commitments under non-cancellable operating leases, respectively.